Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	CONSUMER DISCRETIONARY — 11.7%
1,024	America's Car-Mart, Inc.*	$119,583
2,220	Brunswick Corp.	211,499
5,547	Callaway Golf Co.*	153,264
2,003	Columbia Sportswear Co.	191,967
358	Deckers Outdoor Corp.*	128,952
4,624	Gentex Corp.	152,500
1,205	Hasbro, Inc.	107,510
8,395	JOANN, Inc.	93,520
3,851	LKQ Corp.*	193,782
444	Pool Corp.	192,878
2,842	PulteGroup, Inc.	130,505
2,932	Terminix Global Holdings, Inc.*	122,176
389	Ulta Beauty, Inc.*	140,398
333	Vail Resorts, Inc.*	111,239
		2,049,773
	CONSUMER STAPLES — 3.0%
1,753	Bunge, Ltd.[1]	142,554
3,188	elf Beauty, Inc.*	92,611
1,348	Lamb Weston Holdings, Inc.	82,727
4,829	Mission Produce, Inc.*	88,757
3,341	U.S. Foods Holding Corp.*	115,799
		522,448
	ENERGY — 0.4%
2,170	DMC Global, Inc.*	80,095
	FINANCIALS — 15.3%
953	Assurant, Inc.	150,336
3,894	BankUnited, Inc.	162,847
3,431	Brown & Brown, Inc.	190,249
3,547	Cannae Holdings, Inc.*	110,347
6,589	ConnectOne Bancorp, Inc.	197,736
7,584	First Foundation, Inc.	199,459
1,604	Globe Life, Inc.	142,804
2,876	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	153,808
2,561	HomeStreet, Inc.	105,385
1,345	LPL Financial Holdings, Inc.	210,842
4,430	PacWest Bancorp	200,768
2,483	Texas Capital Bancshares, Inc.*	149,030
6,819	Umpqua Holdings Corp.	138,085
3,304	Voya Financial, Inc.	202,833
1,521	Walker & Dunlop, Inc.	172,633
2,603	Wintrust Financial Corp.	209,203
		2,696,365

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 14.6%
2,208	Axonics, Inc.*	$143,719
824	Catalent, Inc.*	109,650
604	Charles River Laboratories International, Inc.*	249,253
152	Chemed Corp.	70,698
2,833	Encompass Health Corp.	212,588
5,836	Evolent Health, Inc. - Class A*	180,916
722	Exact Sciences Corp.*	68,915
1,058	Fate Therapeutics, Inc.*	62,708
4,014	Halozyme Therapeutics, Inc.*	163,289
1,037	ICON PLC*,1	271,715
727	ICU Medical, Inc.*	169,667
651	Intellia Therapeutics, Inc.*	87,332
1,660	Ionis Pharmaceuticals, Inc.*	55,676
3,533	Iovance Biotherapeutics, Inc.*	87,124
9,247	NextGen Healthcare, Inc.*	130,383
1,279	Omnicell, Inc.*	189,842
587	Reata Pharmaceuticals, Inc. - Class A*	59,058
635	Repligen Corp.*	183,509
3,240	Sutro Biopharma, Inc.*	61,203
		2,557,245
	INDUSTRIALS — 19.6%
1,737	Albany International Corp. - Class A	133,523
3,683	Array Technologies, Inc.*	68,209
696	Axon Enterprise, Inc.*	121,814
515	Chart Industries, Inc.*	98,422
1,696	EnPro Industries, Inc.	147,756
1,733	ESCO Technologies, Inc.	133,441
6,058	Harsco Corp.*	102,683
965	HEICO Corp. - Class A	114,285
3,641	Hillenbrand, Inc.	155,289
773	IDEX Corp.	159,972
1,034	John Bean Technologies Corp.	145,329
2,948	Maxar Technologies, Inc.	83,487
2,146	Mercury Systems, Inc.*	101,763
1,102	Middleby Corp.*	187,902
852	Nordson Corp.	202,904
1,214	Regal Beloit Corp.	182,513
3,742	Spirit AeroSystems Holdings, Inc., Class A	165,359
802	Teledyne Technologies, Inc.*	344,523
3,627	Titan Machinery, Inc.*	93,976
1,100	TransUnion	123,541
1,659	UFP Industries, Inc.	112,779
325	United Rentals, Inc.*	114,052

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,462	Valmont Industries, Inc.	$343,745
		3,437,267
	INFORMATION TECHNOLOGY — 18.2%
1,675	Blackline, Inc.*	197,750
1,174	CyberArk Software Ltd.*,1	185,281
932	Euronet Worldwide, Inc.*	118,625
557	Everbridge, Inc.*	84,129
1,286	Itron, Inc.*	97,260
2,227	Kulicke & Soffa Industries, Inc.	129,790
2,273	LivePerson, Inc.*	133,993
5,100	ON Semiconductor Corp.*	233,427
1,597	OSI Systems, Inc.*	151,396
667	Paylocity Holding Corp.*	187,027
1,084	Perficient, Inc.*	125,419
2,784	SMART Global Holdings, Inc.*,1	123,888
942	SYNNEX Corp.	98,062
980	Teradyne, Inc.	106,987
2,104	Trimble, Inc.*	173,054
8,356	Tufin Software Technologies Ltd.*,1	82,139
366	Tyler Technologies, Inc.*	167,866
5,795	Unisys Corp.*	145,686
7,555	Vishay Precision Group, Inc.*	262,687
3,069	WNS Holdings Ltd. ADR*,1	251,044
7,746	Xperi Holding Corp.	145,935
		3,201,445
	MATERIALS — 2.1%
2,691	Avient Corp.	124,728
1,109	Minerals Technologies, Inc.	77,453
1,156	Reliance Steel & Aluminum Co.	164,637
		366,818
	REAL ESTATE — 9.3%
2,664	American Campus Communities, Inc. - REIT	129,071
1,089	Camden Property Trust - REIT	160,595
2,105	CyrusOne, Inc. - REIT	162,948
3,418	Duke Realty Corp., REIT	163,620
1,078	EastGroup Properties, Inc. - REIT	179,627
10,116	Global Medical REIT, Inc. - REIT	148,705
866	Jones Lang LaSalle, Inc.*	214,846
11,589	Macerich Co.	193,652
2,524	National Retail Properties, Inc. - REIT	109,012
934	Sun Communities, Inc. - REIT	172,883
		1,634,959

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 2.1%
4,248	Essential Utilities, Inc.	$195,748
2,724	Spire, Inc.	166,654
		362,402
	TOTAL COMMON STOCKS
	(Cost $15,719,090)	16,908,817

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$649,033	UMB Money Market Fiduciary, 0.01%[2]	649,033
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $649,033)	649,033
	TOTAL INVESTMENTS — 100.0%
	(Cost $16,368,123)	17,557,850
	Other Assets in Excess of Liabilities — 0.0%	6,999
	NET ASSETS — 100.0%	$17,564,849

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.